Annual Fund Operating Expenses	Dec. 31, 2025
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.95%	[2]
Fee Waiver or Reimbursement	(0.30%)	[3]
Net Expenses (as a percentage of Assets)	0.65%
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.70%	[2]
Fee Waiver or Reimbursement	(0.30%)	[3]
Net Expenses (as a percentage of Assets)	1.40%
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.20%	[2]
Fee Waiver or Reimbursement	(0.30%)	[3]
Net Expenses (as a percentage of Assets)	0.90%
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.70%	[2]
Fee Waiver or Reimbursement	(0.30%)	[3]
Net Expenses (as a percentage of Assets)	0.40%
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[4]
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.61%	[2]
Fee Waiver or Reimbursement	(0.30%)	[3]
Net Expenses (as a percentage of Assets)	0.31%
April - Tax Free Oregon_Pro | Nomura Tax-Free Oregon Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
April - Tax Free Oregon_Pro | Nomura Tax-Free Oregon Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.52%	[5]
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.44%)	[6]
Net Expenses (as a percentage of Assets)	0.88%
April - Tax Free Oregon_Pro | Nomura Tax-Free Oregon Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.52%	[5]
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.44%)	[6]
Net Expenses (as a percentage of Assets)	0.63%

[1]
3	Acquired fund fees and expenses sets forth the Fund’s pro rata portion of the cumulative expenses charged by the registered investment companies in which the Fund invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Fund’s assets. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s NAV.

[2]
4	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[3]
5	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.39% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.30% of the Fund’s Class R6 shares’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[4]
2	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”

[5]
2	Other expenses exclude litigation expenses the Fund incurred during the most recent fiscal year. If such expenses had been included, other expenses would have been 0.54%.

[6]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.63% of the Fund’s average daily net assets for both share classes of the Fund’s average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.